Fair Value Measurements - Offsetting Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Offsetting of Forward Commitments - Assets
Net Amounts Presented in the Consolidated Balance Sheet	$ 1,716	$ 3,048
Offsetting of Forward Commitments - Liabilities
Net Amounts Presented in the Consolidated Balance Sheet	(949)	(1,828)
Forward commitments
Offsetting of Forward Commitments - Assets
Gross Amount of Recognized Assets	0	3,263
Gross Amount of Recognized Liabilities	0	(531)
Net Amounts Presented in the Consolidated Balance Sheet	0	2,732
Offsetting of Forward Commitments - Liabilities
Gross Amount of Recognized Assets	168	0
Gross Amount of Recognized Liabilities	(1,041)	0
Net Amounts Presented in the Consolidated Balance Sheet	$ (872)	$ 0